Consolidated Statements Of Operations And Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
REVENUES
Bricks		$ 3,083,244	$ 11,913,095	$ 15,586,654
Concrete		5,926,630	23,131,224	29,967,622
Recycling		496,829	7,600,112	676,108
TOTAL REVENUES		9,506,703	42,644,431	46,230,384
COST OF REVENUES
Bricks		2,452,147	5,644,755	6,139,759
Concrete		4,991,383	17,306,275	22,883,040
Recycling		167,294	3,214,483	340,186
TOTAL COST OF REVENUES		7,610,824	26,165,513	29,362,985
GROSS PROFIT		1,895,879	16,478,918	16,867,399
OPERATING EXPENSES:
Selling		306,919	451,927	634,390
General and administrative		5,519,066	12,841,900	3,374,557
Impairment loss- fixed assets & CIP		1,914,100	50,357,301
Impairment loss- intangible assets			2,328,014
Total operating expenses		7,740,085	65,979,142	4,008,947
(LOSS) INCOME FROM OPRATIONS		(5,844,206)	(49,500,224)	12,858,452
OTHER INCOME (EXPENSE), net
Bank charges		(1,696)	(9,504)	(1,094)
Interest income		66,597	111,332	70,065
Interest expense		(658,821)	(1,028,761)	(1,297,102)
Other finance expense			(7,527)
Exchange gain/(loss)			(5,938)
Change in fair value of warrant liabilities		62,905	409,775
Other income/(expense), net		4,302	198,063	(52,731)
Penalty		(792,109)
Total other expense, net		(1,318,822)	(332,560)	(1,280,862)
(LOSS) INCOME BEFORE INCOME TAXES		(7,163,028)	(49,832,784)	11,577,590
PROVISION FOR INCOME TAXES		266,553	3,357,239	2,898,019
NET (LOSS) INCOME		(7,429,581)	(53,190,023)	8,679,571
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments		(989,091)	(808,327)	326,188
COMPREHENSIVE (LOSS) INCOME		$ (8,418,672)	$ (53,998,350)	$ 9,005,759
WEIGHTED AVERAGE NUMBER OF COMMON SHARES
Basic and diluted	[1]	2,409,631	2,385,391	1,600,000
(LOSS) EARNINGS PER SHARE
Basic and diluted	[1]	$ (3.08)	$ (22.3)	$ 5.42

[1]	All shares outstanding for all periods have been retroactively restated to reflect the Company's 1-for-5 reverse stock split, which was effective on November 9, 2017.